Acquisitions	12 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Acquisitions
Note 3 — Acquisitions
Entities acquired by the Company during the last three fiscal years have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year. During fiscal year 2020, the Company acquired three companies and
o
ther intangible assets for total consideration of approximately $291,459, among them the largest is Openet, which offers cloud-native capabilities, network pedigree, and deep 5G charging, policy and data management expertise and whose solutions complement the Amdocs portfolio. During fiscal year 2019, we acquired three companies for total consideration of approximately $64,963, among them the largest is TTS Wireless a leading provider of mobile network engineering services, specializing in network optimization, planning and software-enabled solutions. See Note 9 to the consolidated financial statement.